Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-Term Debt

15.	LONG-TERM DEBT
On September 21, 2021, CCC Intelligent Solutions Inc., an indirect wholly-owned subsidiary of the Company, together with certain of the Company’s subsidiaries acting as guarantors entered into a credit agreement (the “2021 Credit Agreement”).
The 2021 Credit Agreement replaced the Company’s 2017 First Lien Credit Agreement (the “First Lien Credit Agreement”), dated as of April 27, 2017, as amended as of February 14, 2020.
The proceeds of the 2021 Credit Agreement were used to repay all outstanding borrowings under the First Lien Credit Agreement.
2021 Credit Agreement
—The 2021 Credit Agreement consists of an $800.0 million term loan (“Term B Loan”) and a revolving credit facility for an aggregate principal amount of $250.0 million (the “2021 Revolving Credit Facility”). The 2021 Revolving Credit Facility has a sublimit of $75.0 million for letters of credit. The Company received proceeds of $798.0 million, net of debt discount of $2.0 million, related to the Term B Loan. At March 31, 2022 and December 31, 2021, the unamortized debt discount was $1.9 million.
The Company incurred $9.8 million in financing costs related to the Term B Loan. These costs were recorded to a contra debt account and are being amortized to interest expense over the term of the Term B Loan using the effective interest method. As of March 31, 2022 and December 31, 2021, the unamortized financing costs were $9.1 million and $9.5 million, respectively.
The Company incurred $3.1 million in financing costs related to the 2021 Revolving Credit Facility. These costs were recorded to a deferred financing fees asset account and are being amortized to interest expense over the term of the 2021 Revolving Credit Facility using the effective interest method. As of March 31, 2022 and December 31, 2021, the deferred financing fees asset balance was $2.7 million and $2.9 million, respectively.
Beginning with the quarter ending March 31, 2022, the Term B Loan requires quarterly principal payments of $2.0 million until June 30, 2028, with the remaining outstanding principal amount required to be paid on the maturity date, September 21, 2028. Beginning with the year ending December 31, 2022, the Term B Loan requires a prepayment of principal, subject to certain exceptions, in connection with the receipt of proceeds from certain asset sales, casualty events, and debt issuances by the Company, and up to 50% of annual excess cash flow, as defined in and as further set forth in the 2021 Credit Agreement. When a principal prepayment is required, the prepayment offsets the future quarterly principal payments of the same amount. As of March 31, 2022, the Company was not subject to the annual excess cash flow calculation and no such principal prepayments are required.
As of March 31, 2022 and December 31, 2021, the amount outstanding on the Term B Loan is $798.0 million and $800.0 million, respectively. As of March 31, 2022 and December 31, 2021, $8.0 million of the amount outstanding on the Term B Loan is classified as current in the accompanying condensed consolidated balance sheets.
Borrowings under the 2021 Credit Facility bear interest at rates based on the ratio of the Company’s and its subsidiaries’ consolidated first lien net indebtedness to the Company’s and its subsidiaries’ consolidated

EBITDA for applicable periods specified in the 2021 Credit Facility. The interest rate per annum applicable to the loans under the 2021 Credit Facility are based on a fluctuating rate of interest equal to the sum of an applicable rate and, at the Company’s election from time to time, either:

(1)
a base rate determined by reference to the highest of (a) the rate last quoted by the Wall Street Journal as the “prime rate,” (b) the federal funds effective rate plus 0.50%, (c)
one-month
LIBOR plus 1.00% and (d) with respect to the Term B Loans, 1.50% and with respect to the Revolving Credit Facility, 1.00%, or

(2)
a Eurocurrency rate determined by reference to LIBOR (other than with respect to Euros, Euribor and with respect to British Pounds Sterling, SONIA) with a term as selected by the Company, of one, three or six months (subject to (x) in the case of term loans, a 0.50% per annum floor and (y) in the case of revolving loans, a 0.00% per annum floor).

A quarterly commitment fee of up to 0.50% is payable on the unused portion of the 2021 Revolving Credit Facility.
During the three months ended March 31, 2022, the weighted-average interest rate on the outstanding borrowings under the Term B Loan was 3.0%. The Company made interest payments of $5.9 during the three months ended March 31, 2022.
The Company issued a standby letter of credit for $0.7 million during 2021 which reduces the amount available to be borrowed under the 2021 Revolving Credit Facility and at March 31, 2022 and December 31, 2021, $249.3 million was available to be borrowed.
Borrowings under the 2021 Lien Credit Agreement are guaranteed by Cypress Intermediate Holdings II, Inc., and certain of its US subsidiaries by a perfected first priority lien on the stock of CCC Intelligent Solutions Inc., and substantially all of its assets, subject to various limitations and exceptions.
The 2021 Credit Agreement contains representations and warranties, and affirmative and negative covenants, that among other things, restrict, subject to certain exceptions, our ability to: incur additional indebtedness, incur liens, engage in mergers, consolidations, liquidations or dissolutions; pay dividends and distributions on, or redeem, repurchase or retire our capital stock; and make certain investments, acquisitions, loans, or advances.
In addition, beginning with the three months ended March 31, 2022, the terms of the 2021 Credit Agreement include a financial covenant which requires that, at the end of each fiscal quarter, if the aggregate amount of borrowings under the 2021 Revolving Credit Facility exceeds 35% of the aggregate commitments, the Company’s leverage ratio cannot exceed 6.25 to 1.00. As of March 31, 2022, the Company was not subject to the financial covenant.
First Lien Credit Agreement
—In April 2017, the Company entered into the First Lien Credit Agreement.
The First Lien Credit Agreement consisted of a $1.0 billion term loan (“First Lien Term Loan”) and revolving credit facilities for an aggregate principal amount of $100.0 million (the “First Lien Revolvers”), with a sublimit of $30.0 million for letters of credit under the First Lien Revolvers. The Company received proceeds of $997.5 million, net of debt discount of $2.5 million, related to the First Lien Term Loan.
In February 2020, the Company refinanced its long-term debt and entered into the First Amendment to the First Lien Credit Agreement (“First Lien Amendment”). The proceeds of the refinance were used to repay the outstanding balance of the Company’s Second Lien Credit Agreement, entered into in April 2017.
The First Lien Amendment provided an incremental term loan in the amount of $375.0 million. The Company received proceeds from the incremental term loan of $373.1 million, net of debt discount of $1.9 million.
In addition, the First Lien Amendment reduced the amount of commitments under the First Lien Revolvers to an aggregate principal amount of $91.3 million. The First Lien Revolvers continued to have a sublimit of $30.0 million for letters of credit.

The Company incurred $27.6 million and $3.4 million in financing costs related to the First Lien Credit Agreement and First Lien Amendment, respectively. These costs were recorded to a contra debt account and were being amortized to interest expense over the term of the First Lien Credit Agreement using the effective interest method.
The First Lien Term Loan required (after giving effect to the First Lien Amendment) quarterly principal payments of approximately $3.5 million until March 31, 2024, with the remaining outstanding principal amount required to be paid on the maturity date, April 27, 2024. The First Lien Term Loan required a prepayment of principal, subject to certain exceptions, in connection with the receipt of proceeds from certain asset sales, casualty events, and debt issuances by the Company, and up to 50% of annual excess cash flow, as defined in and as further set forth in the First Lien Credit Agreement. When a principal prepayment was required, the prepayment offset the future quarterly principal payments of the same amount. As of December 31, 2020, subject to the request of the lenders of the First Lien Term Loan, a principal prepayment of up to $21.9 million was required. In April 2021, the Company made a principal prepayment of $1.5 million to those lenders who made such a request.
Using a portion of the proceeds of the Business Combination, the Company made a principal prepayment of $525.0 million on July 30, 2021. Subsequently, in September 2021, using the proceeds from the Term B Loan provided in the 2021 Credit Agreement, the Company fully repaid the remaining $804.2 million of outstanding borrowings on the First Lien Term Loan.
Amounts outstanding under the First Lien Credit Agreement bore interest at a variable rate of LIBOR, plus up to 3.00% per annum based upon the Company’s leverage ratio, as defined in the First Lien Credit Agreement. A quarterly commitment fee of up to 0.50% was payable on the unused portion of the First Lien Revolvers.
During the three months ended March 31, 2021, the weighted-average interest rate on the outstanding borrowings under the First Lien Term Loan was 4.1%. The Company made interest payments of $13.4 million during the three months ended March 31, 2021.
Long-term debt as of March 31, 2022 and December 31, 2021, consists of the following (in thousands):

	March 31, 2022	December 31, 2021
Term B Loan	$798,000	$800,000
Term B Loan—discount	(1,861)	(1,926)
Term B Loan—deferred financing fees	(9,143)	(9,464)

Term B Loan—net of discount & fees	786,996	788,610

Less: Current portion	(8,000)	(8,000)

Total long-term debt—net of current portion	$778,996	$780,610

Interest Rate Swaps
—In June 2017, the Company entered into three floating to fixed interest rate swap agreements (“Swap Agreements”) to reduce its exposure to the variability from future cash flows resulting from interest rate risk related to its floating rate long-term debt. In September 2021, the Company extinguished the Swap Agreements which were scheduled to expire in June 2022.

15.	LONG-TERM DEBT
On September 21, 2021, CCC Intelligent Solutions Inc., an indirect wholly owned subsidiary of the Company, together with certain of the Company’s subsidiaries acting as guarantors entered into a credit agreement (the “2021 Credit Agreement”).
The 2021 Credit Agreement replaces the Company’s 2017 First Lien Credit Agreement (the “First Lien Credit Agreement”), dated as of April 27, 2017, as amended as of February 14, 2020.
The proceeds of the 2021 Credit Agreement and cash on hand were used to repay all outstanding borrowings under the First Lien Credit Agreement.

The repayment of outstanding borrowings under the First Lien Credit Agreement was determined to be a debt extinguishment and the Company recognized a $9.2 million loss on early extinguishment of debt in the consolidated statement of operations and consolidated loss during the year ended December 31, 2021.
2021 Credit Agreement
—
The 2021 Credit Agreement consists of an $800.0 million term loan (“Term B Loan”) and a revolving credit facility for an aggregate principal amount of $250.0 million (the “2021 Revolving Credit Facility”). The 2021 Revolving Credit Facility has a sublimit of $75.0 million for letters of credit. The Company received proceeds of $798.0 million, net of debt discount of $2.0 million, related to the Term B Loan. At December 31, 2021, the unamortized debt discount was $1.9 million.
The Company incurred $9.8 million in financing costs related to the Term B Loan. These costs were recorded to a contra debt account and are being amortized to interest expense over the term of the Term B Loan using the effective interest method. At December 31, 2021, the unamortized financing costs related to the Term B Loan were $9.5 million.

The Company incurred $3.1 million in financing costs related to the 2021 Revolving Credit Facility. These costs were recorded as deferred financing fees and are being amortized to interest expense over the term of the 2021 Revolving Credit Facility using the effective interest method. At December 31, 2021, the unamortized deferred financing fees balance was $2.9 million.

Beginning with the quarter ending March 31, 2022, the Term B Loan requires quarterly principal payments of $2.0 million until June 30, 2028, with the remaining outstanding principal amount required to be paid on the maturity date, September 21, 2028. Beginning with fiscal year ending December 31, 2022, the Term B Loan requires a prepayment of principal, subject to certain exceptions, in connection with the receipt of proceeds from certain asset sales, casualty events, and debt issuances by the Company, and up to 50% of annual excess cash flow, as defined in and as further set forth in the 2021 Credit Agreement. When a principal prepayment is required, the prepayment offsets the future quarterly principal payments of the same amount. The Company is not subject to the annual excess cash flow calculation in fiscal year 2021 and no such principal prepayments are required.

As of December 31, 2021, the amount outstanding on the Term B Loan is $800.0 million, of which, $8.0 million is classified as current in the accompanying consolidated balance sheet.

Borrowings under the 2021 Credit Facility bear interest at rates based on the ratio of the Company’s and its subsidiaries’ consolidated first lien net indebtedness to the Company’s and its subsidiaries’ consolidated EBITDA for applicable periods specified in the 2021 Credit Facility. The interest rate per annum applicable to the loans under the 2021 Credit Facility are based on a fluctuating rate of interest equal to the sum of an applicable rate and, at the Company’s election from time to time, either:

(1)
a base rate determined by reference to the highest of (a) the rate last quoted by the Wall Street Journal as the “prime rate,” (b) the federal funds effective rate plus 0.50%, (c) one-month LIBOR plus 1.00% and (d) with respect to the Term B Loans, 1.50% and with respect to the Revolving Credit Facility, 1.00%, or

(2)
a Eurocurrency rate determined by reference to LIBOR (other than with respect to Euros, Euribor and with respect to British Pounds Sterling, SONIA) with a term as selected by the Company, of one, three or six months (subject to (x) in the case of term loans, a 0.50% per annum floor and (y) in the case of revolving loans, a 0.00% per annum floor).

A quarterly commitment fee of up to
0.50
% is payable on the unused portion of the 2021 Revolving Credit Facility.
During the year ended December 31, 2021, the weighted-average interest rate on the outstanding borrowings under the Term B Loan was 3.0%. The Company made Term B Loan interest payments of $6.7 million during the year ended December 31, 2021.

During the year ended December 31, 2021, the Company issued a standby letter of credit for $0.7 million which reduces the amount available to be borrowed under the 2021 Revolving Credit Facility and at December 31, 2021, $249.3 million was available to be borrowed.
Borrowings under the 2021 Lien Credit Agreement are guaranteed by Cypress Holdings Intermediate Holdings II, Inc., and certain of its US subsidiaries by a perfected first priority lien on the stock of CCC Intelligent Solutions Inc., and substantially all of its assets, subject to various limitations and exceptions.
The 2021 Credit Agreement contains representations and warranties, and affirmative and negative covenants, that among other things, restrict, subject to certain exceptions, our ability to: incur additional indebtedness, incur liens, engage in mergers, consolidations, liquidations or dissolutions; pay dividends and distributions on, or redeem, repurchase or retire our capital stock; and make certain investments, acquisitions, loans, or advances.
In addition, beginning with the fiscal quarter ending March 31, 2022, the terms of the 2021 Credit Agreement include a financial covenant which requires that, at the end of each fiscal quarter, if the aggregate amount of borrowings under the 2021 Revolving Credit Facility exceeds 35% of the aggregate commitments, the Company’s leverage ratio cannot exceed 6.25 to 1.00. As of December 31, 2021, the Company was not subject to the financial covenant.
First Lien Credit Agreement
—In April
2017, the Company entered into the First Lien Credit Agreement. The First Lien Credit Agreement initially consisted of a $1.0 billion term loan (“First Lien Term Loan”), a $65.0 million dollar revolving credit facility (“Dollar Revolver”), and a $35.0 million multicurrency revolving credit facility (“Multicurrency Revolver” and together with the Dollar Revolver, the “First Lien Revolvers”), with a sublimit of $30.0 million for letters of credit under the First Lien Revolvers. The Company received proceeds of $997.5 million, net of debt discount of $2.5 million, related to the First Lien Term Loan.
In February 2020, the Company refinanced its long-term debt (“2020 Refinancing”) and entered into the First Amendment to the First Lien Credit Agreement (“First Lien Amendment”). The First Lien Amendment provided an incremental term loan, amended the amount of commitments and the maturity dates of the First Lien Credit Agreement’s revolving credit facilities. The proceeds of the incremental term loan were used to repay all outstanding borrowings under the Second Lien Credit Agreement (“Second Lien Credit Agreement”).
The repayment of outstanding borrowings under the Second Lien Credit Agreement was determined to be a debt extinguishment and the Company recognized an $8.6 million loss on early extinguishment of debt in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.

The First Lien Amendment provided an incremental term loan in the amount of $375.0 million. The Company received proceeds from the incremental term loan of $373.1 million, net of debt discount of $1.9 million. At December 31, 2020, the unamortized debt discount was $2.8 million.
In addition, the First Lien Amendment reduced the amount of commitments under each of the Dollar Revolver and the Multicurrency Revolver to $59.3 million and $32.0 million, respectively, and extended the maturity of a portion of the commitments under each revolving credit facility. Pursuant to the First Lien Amendment, the non-extended
Dollar Revolver and
non-extended
Multicurrency Revolver consisted of commitments of $8.1 million and $4.4 million, respectively, which were scheduled to mature on April 27, 2022. The extended Dollar Revolver and extended Multicurrency Revolver consisted of commitments of $51.2 million and $27.6 million, respectively, which were scheduled to mature on October 27, 2023. The First Lien Revolvers continued to have a sublimit of $30.0 million for letters of credit.
The Company incurred $27.6 million and $3.4 million in financing costs related to the First Lien Credit Agreement and First Lien Amendment, respectively. These costs were recorded to a contra debt account and were being amortized to interest expense over the term of the First Lien Credit Agreement using the effective interest method. The unamortized costs at the time of extinguishment of the First Lien Credit Agreement were recognized as a loss on early extinguishment of debt in the consolidated statement operations and comprehensive loss during the year ended December 31, 2021.
The First Lien Term Loan required (after giving effect to the First Lien Amendment) quarterly principal payments of approximately $3.5 million until March 31, 2024, with the remaining outstanding principal amount required to be paid on the maturity date, April 27, 2024. The First Lien Term Loan required a prepayment of principal, subject to certain exceptions, in connection with the receipt of proceeds from certain asset sales, casualty events, and debt issuances by the Company, and up to 50% of annual excess cash flow, as defined in and as further set forth in the First Lien Credit Agreement. When a principal prepayment was required, the prepayment offset the future quarterly principal payments of the same amount. As of December 31, 2020, subject to the request of the lenders of the First Lien Term Loan, a principal prepayment of up to $21.9 million was required. In April 2021, the Company made a principal prepayment of $1.5 million to those lenders who made such a request.”
The Company mad
e a principal prepayment of $
525.0
 million on July 30, 2021. In conjunction with the prepayment, the Company recognized a loss on early extinguishment of debt of $
6.0
 million in the consolidated statement of operations and comprehensive loss during the year ended December 31, 2021.
In September 2021, using the proceeds from the Term B Loan provided in the 2021 Credit Agreement and cash on hand, the Company fully repaid $804.2 million of outstanding borrowings on the First Lien Term Loan.
As of December 31, 2020, the amount outstanding on the First Lien Term Loan was $1,336.2 million, of which, $25.4 million was classified as current in the accompanying consolidated balance sheet.
Amounts outstanding under the First Lien Credit Agreement bore interest at a variable rate of LIBOR, plus up to 3.00% per annum based upon the Company’s leverage ratio, as defined in the First Lien Credit Agreement. A quarterly commitment fee of up to 0.50% was payable on the unused portion of the First Lien Revolvers.
During the years ended December 31, 2021, 2020 and 2019, the weighted-average interest rate on the outstanding borrowings under the First Lien Term Loan was 4.1%, 4.2% and 5.2%, respectively. The Company made interest payments of $36.1 million, $53.6 million and $50.7 million during the years ended December 31, 2021, 2020 and 2019, respectively.
In March 2020, the Company borrowed $65.0 million on its First Lien Revolvers. The borrowings were fully repaid in June 2020 and there were no outstanding borrowings on the First Lien Revolvers at December 31, 2021 and 2020.
In May 2020, the Company issued a standby letter of credit for $0.7 million in lieu of a security deposit upon entering into a lease agreement for its new corporate headquarters. The standby letter of credit reduced the amount available to be borrowed under the First Lien Revolvers and at December 31, 2020, $90.6 million was available to be borrowed. The letter of credit was extinguished in October 2021.
Borrowings under the First Lien Credit Agreement were guaranteed by Cypress Holdings Intermediate Holdings II, Inc., and certain of its US subsidiaries by a perfected first priority lien on the stock of CCC Intelligent Solutions Inc. and substantially all of its assets, subject to various limitations and exceptions.
The First Lien Credit Agreement contained representations and warranties, and affirmative and negative covenants, that among other things, restricted, subject to certain exceptions, our ability to: incur additional indebtedness, incur liens, engage in mergers, consolidations, liquidations or dissolutions; pay dividends and distributions on, or redeem, repurchase or retire our capital stock; and make certain investments, acquisitions, loans, or advances.
In addition, the terms of the First Lien Credit Agreement included a financial covenant which required that, at the end of each fiscal quarter, if the aggregate amount of borrowings under the First Lien Revolvers over the prior four fiscal quarters exceeded 35% of the aggregate commitments under those revolving credit facilities, the Company’s leverage ratio could not exceed 8.30 to 1.00. The Company was in compliance with its financial covenant as of the quarter ended March 31, 2020. Borrowings under the First Lien Revolvers did not exceed 35% of the aggregate commitments and the Company was not subject to the leverage test for all fiscal quarters ending after March 31, 2020.
Second Lien Credit Agreement
—In April 2017, the Company entered into the Second Lien Credit Agreement.
The Second Lien Credit Agreement consisted of a $375.0 million term loan (“Second Lien Term Loan”). The Company received proceeds of $372.2 million, net of discount of $2.8 million. The discount was recorded to a contra debt account and was being amortized to interest expense over the life of the Second Lien Term Loan using the effective interest method. At the time of the 2020 Refinancing, the debt discount was written off to loss on early extinguishment of debt.
The Company incurred $8.9 million in financing costs related to the Second Lien Credit Agreement. These costs were recorded to a contra debt account and were being amortized to interest expense over the term of the Second Lien Term Loan using the effective interest method. At the time of the 2020 Refinancing, there were $6.6 million of unamortized financing costs which were written off to loss on early extinguishment of debt.
The Second Lien Term Loan required no principal payments and all outstanding principal was scheduled to be due upon maturity on April 25, 2025.
Amounts outstanding under the Second Lien Term Loan bore interest at a variable rate of LIBOR, plus 6.75%. During the years ended December 31, 2020 and 2019, the weighted-average interest rate on the Second Lien Term Loan was 8.6% and 9.1%, respectively. The Company made interest payments of $4.0 million and $34.3 million during the years ended December 31, 2020 and 2019, respectively.
The Second Lien Term Loan was guaranteed by Cypress Holdings Intermediate Holdings II, Inc., and certain of its US subsidiaries by a perfected second priority lien on the stock of CCC Intelligent Solutions Inc. and substantially all of its assets, subject to various limitations and exceptions.
The Second Lien Credit Agreement contained representations and warranties, and affirmative and negative covenants, that among other things, restricted, subject to certain exceptions, the Company’s ability to: incur additional indebtedness, incur liens, engage in mergers, consolidations, liquidations or dissolutions; pay dividends and distributions on, or redeem, repurchase or retire out capital stock; and make certain investments, acquisitions, loans, or advances. The Second Lien Credit Agreement had no financial covenants.

Long-term debt as December 31, 2021 and 2020, consists of the following (in thousands):

	December 31,
	2021	2020
Term B Loan	$800,000	$—
Term B Loan—discount	(1,926)	—
Term B Loan—deferred financing fees	(9,464)	—

Term B Loan—net of discount & fees	788,610	—

First Lien Term Loan	—	1,336,154
First Lien Term Loan—discount	—	(2,788)
First Lien Term Loan—deferred financing fees	—	(15,388)

First Lien Term Loan—net of discount & fees	—	1,317,978

Less: Current portion	(8,000)	(25,381)

Total long-term debt—net of current portion	$780,610	$1,292,597

The table below is a rollforward of the Company’s deferred financing fees and discount (contra debt) (in thousands):

	Deferred	Discount—
	Financing	Contra
	Fees	Debt
Balance—December 31, 2019	$23,960	$3,694
Fees written off of due to early extinguishment of debt	(6,558)	(2,043)
Payment of fees and discount	3,362	1,875
Amortization of fees and discount	(4,630)	(738)

Balance—December 31, 2020	16,134	2,788
Fees written off of due to early extinguishment of debt	(12,982)	(2,258)
Payment of fees and discount	12,893	2,000
Amortization of fees and discount	(3,682)	(604)

Balance—December 31, 2021	$12,363	$1,926

As of December 31, 2021, the deferred financing fees asset balance included $2.9 million in relation to the 2021 Revolving Credit Facility. As of December 31, 2020, the deferred financing fees asset balance included $0.7 million in relation to the First Lien Revolvers.

Scheduled Payments for Debt
—Principal amounts due in each of the next five years and thereafter, as of December 31, 2021, are as follows (in thousands):

Years Ending December 31:
2022	$8,000
2023	8,000
2024	8,000
2025	8,000
2026	8,000
Thereafter	760,000

Total	$800,000

Interest Rate Swaps
— In June 2017, the Company entered into three floating to fixed interest rate swap agreements (“Swap Agreements”) to reduce its exposure to the variability from future cash flows resulting from interest rate risk related to our floating rate long-term debt. The aggregate notional amount of the Swap Agreements totaled $777.7 million at December 31, 2020. On September 21, 2021, the Company made an aggregate payment of $10.0 million to extinguish the Swap Agreements that were scheduled to expire in June 2022.